Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Analysis of Inventories
An analysis of inventories at December 31, 2021 and 2022 is as follows:

	2021	2022
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 26,131,521	Ps. 26,311,415
Less: Reserve for obsolete and slow-moving inventories	(1,946,211)	(2,316,282)

Total	Ps. 24,185,310	Ps. 23,995,133